20. Employees benefits (Details 7)	12 Months Ended
Dec. 31, 2017
Life expectation | Increase of 1 year
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 40,729
Life expectation | Decrease of 1 year
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 41,838
Funded plan | Discount rate | Increase of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 257,172
Funded plan | Discount rate | Decrease of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 309,440
Funded plan | Wage increase rate | Increase of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 33,484
Funded plan | Wage increase rate | Decrease of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 29,143